Note 1 - Basis of Presentation and General Information - Charterers Individually Accounted for More than 10% of the Company's Voyage and Time Charter Revenues (Details) - Sales Revenue, Net [Member] - Customer Concentration Risk [Member]
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Charterer GSS [Member]
Percentage of revenue by charter	22.00%	16.00%	4.00%
Charterer MSC [Member]
Percentage of revenue by charter	16.00%	13.00%	11.00%
Charterer KLAVENESS [Member]
Percentage of revenue by charter	15.00%
Charterer CMA [Member]
Percentage of revenue by charter	14.00%	17.00%	13.00%